BUSINESS COMBINATION AGREEMENT	9 Months Ended
Sep. 30, 2021
Aldel Financial Inc.
BUSINESS COMBINATION AGREEMENT

NOTE 10. BUSINESS COMBINATION AGREEMENT

On August 17, 2021, Aldel entered into a Business Combination agreement (the “Business Combination Agreement”) by and among Aldel Financial Inc., Aldel Merger Sub LLC, a Delaware limited liability company and a wholly-owned Subsidiary of the Company (“Merger Sub”) and The Hagerty Group, LLC, a Delaware limited liability company (“Hagerty”). Pursuant to the Business Combination Agreement (a) Merger Sub will be merged with and into Hagerty (the “Merger”), whereupon the separate limited liability company existence of Merger Sub shall cease and Hagerty shall be the surviving company (Hagerty following the Merger is sometimes hereinafter referred to as the “OpCo”) and continue its existence under the Delaware Limited Liability Company Act (the “LLC Act”); (b) the existing limited liability company agreement of Hagerty will be amended and restated, to, among other things, make Aldel a member of the OpCo; and (c) Company will change its name to Hagerty, Inc. (“New Hagerty”). As a result of the Business Combination, New Hagerty will be the publicly traded reporting company in an “Up-C” structure.

Under the Business Combination Agreement, Aldel has agreed to acquire all of the limited liability equity interests (the “Company Equity Interests”) of Hagerty for $3.0 billion in aggregate consideration (less the Company Transaction Expenses Differential (as defined in the Business Combination Agreement) or plus the Buyer Excess (as defined in the Business Combination Agreement), as applicable) (the “Equity Value”), comprising the Mixed Consideration and the Equity Consideration (as defined below) (together, the “Merger Consideration”). “Mixed Consideration” means (a) the Secondary Consideration (as defined below) plus (b) a number of units of equity interests in OpCo (“Units”) and shares of Class V voting non-economic common stock (“Class V Common Stock”) in New Hagerty, in each case equal to (i) the quotient obtained by dividing (a) the Equity Value by (b) $10.00 (the “Exchange Ratio”) multiplied by (ii) (A) the number of Company Equity Interests owned by Hagerty Holding Corp. (“HHC”) as of the closing divided by (B) the total number of issued and outstanding Company Equity Interests as of the closing minus (iii) the quotient of the Secondary Cash Consideration divided by $10.00. “Secondary Consideration” means $450,000,000 plus the amount by which the sum of the amount in the Trust Account (after giving effect to redemptions by existing stockholders of the Buyer), plus the aggregate amount of the PIPE Financing (as defined below) exceeds $750,000,000; provided that such additional sum shall not exceed $50,000,000. “Equity Consideration” means a number of Units and shares of Class V Common Stock, in each case equal to (a) the Exchange Ratio multiplied by (b) (i) the number of Company Equity Interests owned by Markel Corporation (“Markel”) as of the closing divided by (ii) the total number of issued and outstanding Company Equity Interests as of the closing.

At the effective time of the Merger (the “Effective Time”), by virtue of the Merger and without any further action on the part of Aldel, Merger Sub or Hagerty, each Company Equity Interest issued and outstanding immediately prior to the Effective Time shall be canceled and automatically converted into the right to receive: (i) in the case of Markel, the Equity Consideration; and (ii) in the case of HHC, the Mixed Consideration. As of the Effective Time, all Company Equity Interests shall thereafter cease to have any rights with respect thereto, except the right to receive the foregoing consideration. The units of equity interests of Merger Sub (the “Newco Units”) that are issued and outstanding immediately prior to the Effective Time will, by virtue of the Merger and without further action on the part of Aldel, be converted into an aggregate number of Units equal to the number of Aldel’s Class A common stock and Founder Shares issued and outstanding immediately prior to the Effective Time. Each Founder Share that is issued and outstanding immediately prior to the Effective Time shall be automatically converted into one share of Aldel’s Class A common stock. No certificates or scrip representing fractional shares of Aldel’s common stock will be issued pursuant to the Merger.

Aldel, Merger Sub and Hagerty have made customary representations, warranties and covenants in the Business Combination Agreement, including, among other things, covenants with respect to the conduct of Aldel and Hagerty prior to the closing of the Business Combination. The parties have also agreed to customary “no shop” obligations. The representations and warranties of Aldel, Merger Sub and Hagerty will not survive the closing of the Merger.

The closing of the Business Combination is subject to certain customary conditions of the respective parties, including, among other things, that: (i) the applicable Aldel stockholder and Hagerty member approvals shall have been obtained; (ii) there shall have been no Company Material Adverse Effect or Buyer Material Adverse Effect (each as defined in the Business Combination Agreement) since the date of the Business Combination Agreement; (iii) the waiting period (or any extension thereof) applicable under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 shall have expired or terminated; (iv) the Aggregate Cash Proceeds (as defined in the Business Combination Agreement) after deducting certain transaction expenses and the repayment of any unpaid or contingent liabilities of Aldel, including fees associated with Aldel’s initial public offering and operations prior to the date of the Business Combination Agreement, shall not be less than $450 million; (v) Aldel’s initial listing application in connection with the Transactions (as defined in the Business Combination Agreement) shall have been approved by the NYSE so that immediately following the Merger, New Hagerty satisfies any applicable initial and continuing listing requirements of NYSE; and (vi) each of the parties to the Additional Agreements shall have delivered, or caused to be delivered, duly executed copies of the Additional Agreements. “Additional Agreements” means the Sponsor Letter Agreement, the Tax Receivable Agreement, the Amended and Restated Registration Rights Agreement, the LLC Agreement, the Exchange Agreement, the Lock-up Agreement, and the Sponsor Warrant Lock-up Agreement.

In connection with the proposed Business Combination, Aldel entered into subscription agreements (the “Subscription Agreements”) with certain “qualified institutional buyers” or “accredited investors” as defined in the applicable SEC regulations (the “PIPE Financing investors”), pursuant to which the PIPE Financing investors have agreed to subscribe for and purchase, and Aldel has agreed to issue and sell to the PIPE Financing investors, an aggregate of 70,385,000 shares of Aldel Class A common stock (the “PIPE Shares”) and an aggregate of 12,669,300 warrants to purchase shares of Aldel Class A common stock (the “PIPE Warrants” and, together with the PIPE Shares, the “PIPE Securities”), for aggregate gross proceeds of $703,850,000 (the “PIPE Financing”). The PIPE Securities to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act in reliance upon the exemption provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder. The purpose of the PIPE Financing is to raise additional capital for use in connection with the Business Combination and to meet the minimum cash requirement provided in the Business Combination Agreement.

The closing of the sale of the PIPE Securities (the “PIPE Closing”) will be contingent upon the substantially concurrent consummation of the Business Combination and will occur on the date of, and immediately prior to, the consummation of the Business Combination. The PIPE Closing will be subject to customary conditions.

In connection with the Business Combination Agreement, Aldel Investors LLC, Aldel LLC, and the directors and executive officers holding securities of Aldel (each a “Stockholder”) each entered into a support agreement (the “Sponsor Letter Agreement”) with Aldel and Hagerty, pursuant to which each Stockholder agrees to vote the shares of Aldel common stock beneficially owned by them (a) in favor of the approval and adoption of the Business Combination Agreement and the transactions contemplated thereby, (b) in favor of any other matter reasonably necessary to the consummation of the transactions contemplated by the Business Combination Agreement, (c) against the approval of any transaction that would impede or prevent the consummation of the Business Combination, and (d) against any amendment of the certificate of incorporation or bylaws of Aldel or any change in Buyer’s capitalization, corporate structure or business other than as contemplated by the Business Combination Agreement. Each Stockholder further agrees that it will (i) not exercise its right to redeem all or a portion of such Stockholder’s shares of Aldel common stock beneficially owned by them (in connection with the Business Combination or otherwise) and (ii) waive any adjustment to the conversion ratio set forth in Aldel’s organizational documents.